Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Consumer Staples Portfolio
May 31, 2022
FOO-NPRT1-0722
1.802172.118
Common Stocks - 100.3%
	Shares	Value ($)
Beverages - 34.1%
Brewers - 3.5%
Boston Beer Co., Inc. Class A (a)(b)	144,100	51,198,730
Molson Coors Beverage Co. Class B	98,300	5,489,072
		56,687,802
Distillers & Vintners - 3.4%
Brown-Forman Corp. Class B (non-vtg.)	27,500	1,818,300
Constellation Brands, Inc. Class A (sub. vtg.)	204,984	50,317,422
Diageo PLC	55,493	2,578,276
		54,713,998
Soft Drinks - 27.2%
Celsius Holdings, Inc. (a)	15,000	1,006,350
Keurig Dr. Pepper, Inc.	1,238,227	43,016,006
Monster Beverage Corp. (a)	1,029,213	91,723,463
PepsiCo, Inc.	322,204	54,049,721
Primo Water Corp.	189,300	2,710,776
The Coca-Cola Co.	3,899,518	247,151,447
		439,657,763
TOTAL BEVERAGES		551,059,563
Food & Staples Retailing - 11.5%
Drug Retail - 0.2%
Walgreens Boots Alliance, Inc.	59,100	2,590,353
Food Distributors - 3.1%
Performance Food Group Co. (a)	236,300	10,241,242
Sysco Corp.	111,756	9,407,620
U.S. Foods Holding Corp. (a)	908,974	30,105,219
		49,754,081
Food Retail - 0.4%
Albertsons Companies, Inc.	72,800	2,224,040
Grocery Outlet Holding Corp. (a)(b)	97,350	3,723,638
Sprouts Farmers Market LLC (a)	35,000	948,150
The Real Good Food Co. LLC Class B (c)	58,667	1
		6,895,829
Hypermarkets & Super Centers - 7.8%
BJ's Wholesale Club Holdings, Inc. (a)	75,900	4,392,333
Costco Wholesale Corp.	14,000	6,527,080
Walmart, Inc.	892,200	114,763,686
		125,683,099
TOTAL FOOD & STAPLES RETAILING		184,923,362
Food Products - 16.4%
Agricultural Products - 2.7%
Archer Daniels Midland Co.	53,000	4,813,460
Bunge Ltd.	187,493	22,184,172
Darling Ingredients, Inc. (a)	198,800	15,917,916
Ingredion, Inc.	3,900	369,291
		43,284,839
Packaged Foods & Meats - 13.7%
Conagra Brands, Inc.	376,241	12,374,566
Freshpet, Inc. (a)(b)	161,200	11,601,564
Laird Superfood, Inc. (a)	220,582	527,191
Lamb Weston Holdings, Inc.	734,127	49,612,303
Mission Produce, Inc. (a)	35,037	468,445
Mondelez International, Inc.	1,251,197	79,526,081
Nomad Foods Ltd. (a)	504,959	10,538,494
Pilgrim's Pride Corp. (a)	32,200	1,072,904
Sanderson Farms, Inc.	19,100	3,810,450
Sovos Brands, Inc.	102,600	1,448,712
The Real Good Food Co. LLC Class B unit (d)	58,667	395,416
TreeHouse Foods, Inc. (a)	811,795	33,381,010
Tyson Foods, Inc. Class A	195,566	17,524,669
		222,281,805
TOTAL FOOD PRODUCTS		265,566,644
Hotels, Restaurants & Leisure - 0.0%
Restaurants - 0.0%
Compass Group PLC	897	20,107
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp. (a)	276,662	1,834,269
Household Products - 21.3%
Household Products - 21.3%
Colgate-Palmolive Co.	65,000	5,122,650
Energizer Holdings, Inc. (b)	705,944	21,171,261
Kimberly-Clark Corp.	338,333	45,005,056
Procter & Gamble Co.	1,466,182	216,818,994
Reynolds Consumer Products, Inc. (b)	792,711	21,577,593
Spectrum Brands Holdings, Inc.	53,000	4,650,220
The Clorox Co.	202,374	29,417,085
		343,762,859
Media - 0.9%
Advertising - 0.9%
Advantage Solutions, Inc. Class A (a)	3,409,367	14,660,278
Personal Products - 5.9%
Personal Products - 5.9%
Edgewell Personal Care Co. (b)	403,800	14,698,320
Estee Lauder Companies, Inc. Class A	104,855	26,701,326
Herbalife Nutrition Ltd. (a)	1,774,650	38,669,624
Olaplex Holdings, Inc. (b)	182,600	2,943,512
Shiseido Co. Ltd.	78,575	3,295,888
The Honest Co., Inc.	151,370	520,713
Unilever PLC	188,098	9,087,293
		95,916,676
Tobacco - 10.1%
Tobacco - 10.1%
Altria Group, Inc.	1,221,917	66,093,491
Philip Morris International, Inc.	881,682	93,678,713
RLX Technology, Inc. ADR (a)(b)	1,588,169	3,144,575
		162,916,779
TOTAL COMMON STOCKS (Cost $1,291,138,229)		1,620,660,537

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (e)	2,650,867	2,651,397
Fidelity Securities Lending Cash Central Fund 0.82% (e)(f)	25,356,693	25,359,229
TOTAL MONEY MARKET FUNDS (Cost $28,010,626)		28,010,626

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $1,319,148,855)	1,648,671,163
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(31,875,483)
NET ASSETS - 100.0%	1,616,795,680

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $395,416 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	14,588,277	98,855,681	110,792,561	8,970	-	-	2,651,397	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	13,163,424	58,647,575	46,451,770	4,420	-	-	25,359,229	0.1%
Total	27,751,701	157,503,256	157,244,331	13,390	-	-	28,010,626

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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